Notes Payable (Details Narrative) (10-K) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 06, 2016	Oct. 02, 2014	Jul. 07, 2014	Jun. 03, 2011	Jul. 17, 2009	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Loan participation fee accounted as loan premium						$ 175,406		$ 175,406		$ 172,659
Interest expense						141,483	$ 22,084	411,761	$ 184,865	206,332	$ 2,365,618
Interest expense, debt						116		116
Interest payable						335,337		335,337		282,147	274,564
Accrued loan participation fees										172,659	166,039
Deferred finance costs, net						$ 85,371		$ 85,371		$ 34,029	$ 4,255
Accredited Investors [Member]
Debt instrument, bearing interest percentage			10.00%
Debt instrument, maturity date			Dec. 31, 2015
Convertible promissory notes			$ 135,000
Debt conversion price per share			$ 0.56
Debt instrument accrue interest percentage			12.00%
Investors [Member]
Debt conversion, converted instrument, shares issued	303,912
Warrants issued to purchase of common stock, shares	141,698
Warrant exercise price per share	$ 0.65
Warrant exercisable period	5 years
Interest expense	$ 113,762
Investors [Member] | Convertible Promissory Notes [Member]
Debt conversion, converted instrument, amount	135,000
Investors [Member] | Accrued Interest [Member]
Debt conversion, converted instrument, amount	$ 35,038
Unrelated Accredited Investors [Member] | Convertible Promissory Notes [Member]
Debt instrument, bearing interest percentage						12.00%		12.00%		12.00%
Debt instrument, maturity date								Dec. 31, 2018		Dec. 31, 2018
Debt instrument, interest rate description								Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%		Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%
Convertible promissory notes						$ 875,000		$ 875,000		$ 315,000
Debt conversion price per share						$ 0.65		$ 0.65		$ 0.65
Debt instrument accrue interest percentage										14.00%
Percentage of interest payable quarterly						6.00%		6.00%		6.00%
Debt instrument, convertible, beneficial conversion feature								$ 369,677		$ 121,154
Interest expense, debt						$ 46,210		$ 134,299		$ 0
Authority Loan No. 1 [Member]
Note payable issued					$ 1,012,500
Debt instrument, bearing interest percentage					6.00%
Debt instrument, monthly principal and interest payments					$ 23,779
Loan participation fee accounted as loan premium					$ 101,250
Debt instrument, maturity date					Aug. 01, 2018			Aug. 01, 2018		Aug. 01, 2018	Aug. 01, 2018
Debt instrument, interest rate description		increase the interest rate from 6.0% to 7.0%, effective October 1, 2014
Debt instrument, balloon payment						6,000		$ 6,000		$ 6,000
Authority Loan No. 1 [Member] | Minimum [Member]
Debt instrument interest rate increase per annum		6.00%
Authority Loan No. 1 [Member] | Maximum [Member]
Debt instrument interest rate increase per annum		7.00%
Authority Loan No. 2 [Member]
Note payable issued				$ 750,000
Debt instrument, bearing interest percentage				1.00%
Debt instrument, monthly principal and interest payments				$ 14,850
Loan participation fee accounted as loan premium				$ 75,000
Debt instrument, maturity date								Aug. 01, 2018		Aug. 01, 2018	Aug. 01, 2018
Debt instrument, interest rate, second twelve months				7.00%
Debt instrument, effective interest rate				5.60%
Deferred interest expense										$ 158,062	$ 136,078
Authority Loan [Member]
Debt instrument interest rate increase per annum								10.00%		10.00%
Notes Payable, Other Payables [Member]
Debt instrument, convertible, beneficial conversion feature						$ 105,164	$ 18,528	$ 306,004	$ 173,576	$ 190,560	$ 429,374